Finance Lease Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2024
Finance Lease Liabilities, Net [Abstract]
Schedule of Finance Lease Liabilities, Net
	As of December 31,
	2024	2023
Current portion	$96,372	$108,597
Non-current portion	121,746	218,996
Finance lease liabilities	$218,118	$327,593

Schedule of Minimum Lease Payments Under Finance Lease Agreements

The minimum lease payments under finance lease agreements are as follows:

	As of December 31,
	2024	2023
Within 1 year	$107,498	$126,042
After 1 year but within 5 years	127,848	236,293
Less: Finance charges	(17,228)	(34,742)
Present value of finance lease liabilities, net	$218,118	$327,593

Schedule of Finance Lease

Finance lease assets comprise primarily vehicles and office equipment as follow:

	As of December 31,
	2024	2023
Cost	$723,444	$655,371
Less: Accumulated depreciation	(280,286)	(215,038)
Net book value	$443,158	$440,333